Segment and Revenue by Geography and By Major Customer (Details) - Schedule of Revenue by Geography, Based on the Customers - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Revenue by Geography, Based on the Customers [Abstract]
Revenues	$ 13,597	$ 24,175	$ 25,156	$ 48,055
Israel [Member]
Schedule of Revenue by Geography, Based on the Customers [Abstract]
Revenues	178	543	431	1,266
China [Member]
Schedule of Revenue by Geography, Based on the Customers [Abstract]
Revenues	1,987	2,332	3,507	4,755
United States [Member]
Schedule of Revenue by Geography, Based on the Customers [Abstract]
Revenues	3,013	1,981	4,462	3,441
Portugal [Member]
Schedule of Revenue by Geography, Based on the Customers [Abstract]
Revenues	1,207	67	3,098	67
Hungary [Member]
Schedule of Revenue by Geography, Based on the Customers [Abstract]
Revenues	4,082	6,955	6,129	13,013
Japan [Member]
Schedule of Revenue by Geography, Based on the Customers [Abstract]
Revenues	837	2,248	2,036	4,605
Germany [Member]
Schedule of Revenue by Geography, Based on the Customers [Abstract]
Revenues	598	2,989	1,427	5,637
Taiwan [Member]
Schedule of Revenue by Geography, Based on the Customers [Abstract]
Revenues	209	1,748	483	4,992
Other [Member]
Schedule of Revenue by Geography, Based on the Customers [Abstract]
Revenues	$ 1,486	$ 5,312	$ 3,583	$ 10,279